Other balance sheet items - Schedule of Prepayments and Other Assets (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advances to suppliers	$ 4,244	$ 5,769
Prepaid income taxes	4,976	2,759
Prepaid other taxes	15,033	15,343
Other Assets	4,550	4,762
Total prepayments and other assets	$ 28,803	$ 28,633